NuVim, Inc

                                                          July 3, 2007

H. Christopher Owings, Assistant Director
Securities and Exchange Commission
Mail Stop 3561
100 F Street NE
Washington, DC 20002

         Re: NuVim, Inc Registration Statement on Form SB-2, File No. 333-138129

Dear Mr. Owings,

This letter is in reply to yours of July 2, 2007.

We have filed the fifth amendment to the Registration Statement today. Thank you, again, for the time spent by Anita Karu. Please share this document with her. We have complied with all your requests.

As you request in your letter, please be advised that, during the week of July 9, 2007 we will request acceleration of the effective date of this Registration Statement.

General

   1. A clarifying footnote has been added.

Summary Compensation Table, page 46

   2. The footnote has been added.

2006 Employee Stock Option Plan, page 50

   3. A clarifying phrase has been added.

Thank you for your attention to these matters. Our General Counsel, Mark Siegel, will call you do determine the next steps. Please be advised that his fax number is 561.862.0714.

                                              Respectfully submitted,

                                              NuVim, Inc.

                                              By: /s/ Richard P. Kundrat
                                                  ------------------------------
                                                  Richard P. Kundrat, Chairman &
                                                  Chief Executive Officer

Copies should be provided to:
Anita Karu

MAS/dt